International Operations (Tables)	12 Months Ended
Dec. 31, 2022
Summary of assets attributable to international operations

	2022	2021

	(Dollars in Thousands)
Loans:
Commercial	$103,748	$91,861
Others	56,227	42,936
	159,975	134,797
Less allowance for probable loan losses	(968)	(762)
Net loans	$159,007	$134,035
Accrued interest receivable	$515	$605